Shareholders' Equity - Schedule of Share Capital (Details) - Ordinary shares [member] - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Line Items]
Number of shares authorized	150,000,000	150,000,000
Number of shares issued and paid	71,758,374	69,144,269